Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of classification of financial instruments

		12/31/2023		12/31/2022
			Fair value		Fair value
		Measured at	through	Measured at	through
Description	Note	amortized cost	profit and loss(*)	amortized cost	profit and loss
Assets
Current
Cash and cash equivalents	5	64,403	—	96,354	—
Trade accounts receivable	6	—	29,693	—	—
Accounts receivable from related parties	13	14	—	4,984	—
Non-current
Loan and accounts receivable from related parties	13	13,160	—	—	—
Collateral and guarantees	10	15,269	—	—	—
		92,846	29,693	101,338	—

Liabilities
Current
Suppliers	14	59,826	—	24,307	—
Accounts payable		11,326	—	1,936	—
Loans and export prepayment	15	28,907	—	—	—
Lease liability	16	2,132	—	680	—
Non-current
Loans and export prepayment	15	141,999	—	77,438	—
Lease liability	16	3,595	—	2,989	—
		247,785	—	107,350	—

Schedule of consolidated exposure

Description	12/31/2023	12/31/2022
Canadian dollars
Cash and cash equivalents	68	—
Suppliers	(779)	—
Account payables	(6,136)	—
Other current liabilities	(67)	—
	(6,914)	—

United States dollar
Cash and cash equivalents	4,557	28,704
Trade accounts receivable	22,400	—
Interest on export prepayment agreement	(11,689)	(3,800)
Export prepayment agreement	(109,644)	(60,114)
	(94,376)	(35,210)

Summary of contractual maturities of financial liabilities, including accrued interest

Contractual obligations	Up to 1 year	1-3 years	4-5 years	More than 5 years	Total
Suppliers	59,826	—	—	—	59,826
Accounts payable	11,326	—	—	—	11,326
Loans and export prepayment	28,907	166,299	5,478	—	200,684
Lease liability	2,132	2,827	245	523	5,727

Summary of the evolution of the capital structure, with financing by equity and third-party capita

	12/31/2023	12/31/2022
Loans and export prepayment agreement	170,906	77,438
Shareholders’ equity	214,284	183,106
Gross debts(*)/shareholders’ equity	0.80	0.42

Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis

	12/31/2023
		Probable	Scenario 1	Scenario 2
Currency	Exchange rate	scenario(*)	(+/-10%)	(+/-20%)
CAD (+)	3.6522	3.6924	4.0616	4.4309
CAD (-)	3.6522	3.6924	3.3232	2.9539
USD (+)	4.8413	4.9962	5.4958	5.9954
USD (-)	4.8413	4.9962	4.4966	3.9970

	12/31/2023
	Notional	Probable scenario (*)	Scenario 1	Scenario 2
Total Canadian dollar-denominated (+)	(6,914)	75	697	1,215
Total Canadian dollar-denominated (-)	(6,914)	75	(685)	(1,634)
Total U.S dollar-denominated (+)	(94,376)	2,926	11,240	18,168
Total U.S dollar-denominated (-)	(94,376)	2,926	(7,235)	(19,937)
(*)	Sensitivity analysis of the scenario probable was measured using as reference the exchange rate, published by the Central Bank of Brazil, at March 31, 2024.

Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis

Changes in interest rates and exchange rates		Notional	Probable scenario (*)	Scenario 1	Scenario 2
Assets
Rate		13.04%	10.03%	9.03%	8.03%
Cash and cash equivalent	CDI (-10% and -20%)	11,515	(1,155)	(1,040)	(924)

		Notional	Probable scenario (*)	Scenario 1	Scenario 2
Liabilities
Rate		11.65%	11.15%	12.27%	13.38%
BDMG	Selic (+10% and +20%)	(13,285)	(1,481)	(1,629)	(1,778)

Rate		5.43%	5.40%	5.54%	5.67%
Export prepayment agreement	BSBY (+2.5% and +5.0%)	(109,644)	(5,923)	(6,071)	(6,219)
(*)	Sensitivity analysis of the scenario probable was measured using as reference the rates at March 31, 2024.

Price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Schedule of sensitivity analysis

Provisional pricing adjustments – The Company’s products may be provisionally priced at the date revenue is recognized and a provisional invoice issued. Provisionally priced receivables are subsequently measured at fair value through profit and loss under IFRS 9 “Financial Instruments”. The final selling price for all provisionally priced products is based on forward market price based on the contract terms stipulated. Final prices are normally determined approximately 105 days after delivery to the customer. The change in value of the provisionally priced receivable is based on relevant forward market prices. For contracts with variable pricing dependent on the content of mineral in the product delivered, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the products. The fair value of the final sale price adjustment is reassessed at each reporting date, based on all variable pricing elements and any changes are recognized as operational revenue in the statement of loss.

The sensitivity of the Company’s risk related to the final settlement of provisional pricing accounts receivable expected to be determined during the first half of 2024 is detailed below:

		Shipment		Effect on
	Volume	Average		Sales
	(kt)	price	Variation	Revenue

High grade lithium concentrate (Probable)	87,534	USD 1,215 /	—	—
		$1,611
High grade lithium concentrate (+20%)	87,534	USD 1,215 /	USD 243 /	28,186
		$1,611	$322
High grade lithium concentrate (-20%)	87,534	USD 1,215 /	(USD 243) /	(28,186)
		$1,611	($322)

(*)The sensitivity analysis of the probable scenario was measured using the CIF -Fastmarkets spot price of April 18, 2024 as a reference and the exchange rate is USD1.00 to $1.3256 as quoted by BACEN – Central Bank of Brazil at December 31, 2023.